UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08943

Name of Fund: Legg Mason Classic Valuation Fund
Fund Address: 100 Light Street
                       Baltimore, MD 21202

Name and address of agent for service:
Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant's telephone number, including area code: (410) 539-0000

Date of fiscal year end: 10/31/2004

Date of reporting period: 7/31/2004

Item 1 - Schedule of Investments
Portfolio of Investments

Legg Mason Classic Valuation Fund
July 31, 2004
(Amounts in Thousands) (Unaudited)

Par/Shares	Value

Common Stock and Equity Interests - 97.9%
Consumer Discretionary - 21.2%
Auto Parts and Equipment - 0.8%
AutoZone, Inc.	10	$772A

Automobiles - 3.5%
Toyota Motor Corporation - ADR	40	3,224

Hotels, Restaurants and Leisure - 5.4%
Carnival Corporation	45	2,116
McDonald's Corporation	106	2,915

		5,031

Household Durables - 0.6%
Koninklijke (Royal) Philips Electronics N.V. - ADR	24	572

Internet and Catalog Retail - 1.2%
IAC/ InterActiveCorp	43	1,160A

Media - 6.2%
Comcast Corporation - Class A	48	1,305A
Liberty Media Corporation	123	1,040A
Liberty Media International, Inc. - rights	1	7A
Liberty Media International, Inc.	6	191A
The Interpublic Group of Companies, Inc.	50	639A
The Walt Disney Company	80	1,850
UnitedGlobalCom, Inc.	113	714A

		5,746

Multi-Line Retail - 1.5%
Kohl's Corporation	30	1,373A

Specialty Retail - 2.0%
The Home Depot, Inc.	55	1,855

Consumer Staples - 4.7%
Food and Staples Retailing - 1.8%
The Kroger Co.	107	1,691A

Food Products - 2.9%
Del Monte Foods Company	250	2,635A

Energy - 7.3%
Energy Equipment and Services - 4.1%
Tidewater Inc.	80	2,434
Transocean Inc.	50	1,412A

		3,846

Oil and Gas - 3.2%
Anadarko Petroleum Corporation	26	1,554
ConocoPhillips	18	1,400

		2,954

Financials - 22.3%
Capital Markets - 2.4%
The Goldman Sachs Group, Inc.	26	2,258

Commercial Banks - 4.5%
Bank of America Corporation	29	2,431
Comerica Incorporated	20	1,169
Wachovia Corporation	13	572

		4,172

Diversified Financial Services - 2.6%
Citigroup Inc.	55	2,425

Insurance - 12.1%
Allianz AG - ADR	114	1,098
American International Group, Inc.	36	2,543
Axis Capital Holdings Limited	63	1,629
Conseco, Inc.	90	1,613A
Marsh and McLennan Companies, Inc.	39	1,740
Nationwide Financial Services, Inc.	19	660
Platinum Underwriters Holdings, Ltd.	41	1,149
The St. Paul Travelers Companies, Inc.	22	800

		11,232

Investment Banking/Brokerage - 0.7%
Merrill Lynch and Co., Inc.	14	671

Health Care - 9.8%
Health Care Providers and Services - 4.4%
CIGNA Corporation	41	2,542
Tenet Healthcare Corporation	138	1,543A

		4,085

Pharmaceuticals - 5.4%
Bristol-Myers Squibb Company	52	1,188
King Pharmaceuticals, Inc.	97	1,095A
Merck and Co., Inc.	39	1,746
Pfizer Inc.	32	1,023

		5,052

Industrials - 7.6%
Aerospace/Defense - 5.8%
Honeywell International Inc.	36	1,354
Northrop Grumman Corporation	25	1,294
Raytheon Company	42	1,406
United Technologies Corporation	15	1,402

		5,456

Airlines - 0.8%
Delta Air Lines, Inc.	137	711A

Road and Rail - 1.0%
Union Pacific Corporation	16	902

Information Technology - 13.4%
Communications Equipment - 3.4%
Corning Incorporated	104	1,279A
JDS Uniphase Corporation	189	653A
Nokia Oyj - ADR	35	407
Nortel Networks Corporation	234	855A

		3,194

Computers and Peripherals - 4.4%
Electronics for Imaging, Inc.	25	502A
International Business Machines Corporation	31	2,664
Seagate Technology	84	964A

		4,130

Semiconductor Equipment and Production - 0.4%
Applied Micro Circuits Corporation	92	332A

Software - 5.2%
Amdocs Limited	30	640A
Computer Associates International, Inc.	70	1,754
Microsoft Corporation	66	1,879
PeopleSoft, Inc.	30	539A

		4,812

Materials - 3.4%
Containers and Packaging - 2.0%
Ball Corporation	26	1,891

Metals and Mining - 1.4%
Alcoa Inc.	40	1,272

Utilities - 8.2%
Electric Utilities - 5.0%
Allegheny Energy, Inc.	146	2,173A
Black Hills Corporation	18	497
Reliant Resources, Inc.	205	2,027A

		4,697

Multi-Utilities and Unregulated Power - 3.2%
Calpine Corporation	154	595A
The Williams Companies, Inc.	195	2,372

		2,967

Total Common Stock and Equity Interests (Identified Cost - $87,426)		91,118

Repurchase Agreements - 1.9%
J.P. Morgan Chase and Co.
1.3%, dated 7/30/04, to be repurchased at $910 on 8/2/04
(Collateral: $910 Federal Home Loan Bank notes, 6%, due
5/10/19, value $932)	$909	909
The Goldman Sachs Group, Inc.
1.32%, dated 7/30/04, to be repurchased at $910 on 8/2/04
(Collateral: $956 Fannie Mae mortgage-backed securities,
5%, due 8/1/34, value $935)	910	910

Total Repurchase Agreements (Identified Cost - $1,819)		1,819

Total Investments - 99.8% (Identified Cost - $89,245)		92,937
Other Assets Less Liabilities - 0.2%		150

Net assets - 100.0%		$93,087

A Non-income producing.

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value under procedures established by and under the general supervision of the Board of Directors.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.
This information is available on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 - Controls and Procedures

        (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the
            Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed the Registrant on Form
            N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

        (b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscalquarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

        Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are
        attached hereto.

                                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Classic Valuation Fund

By: /s/ Mark R. Fetting
---------------------------------

Mark R. Fetting
President, Legg Mason Classic Valuation Fund
Date: September 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting
-------------------------------

Mark R. Fetting
President, Legg Mason Classic Valuation Fund
Date: September 9, 2004

By: /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Classic Valuation Fund
Date: September 9, 2004